Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		R$ 45,765	R$ 309,893
Marketable securities		380,514	166,349
Trade receivables		649,135	505,514
Inventories		266,450	242,363
Taxes recoverable		19,120	24,564
Income tax and social contribution recoverable		17,746	8,771
Prepayments		56,645	40,069
Other receivables		972	2,105
Related parties – other receivables		1,759	501
Total current assets		1,438,106	1,300,129
Non-current assets
Judicial deposits and escrow accounts		194,859	178,824
Deferred income tax and social contribution		170,851	130,405
Equity accounted investees		83,139	0
Other investments and interests in entities		8,272	0
Property, plant and equipment		197,688	185,682
Intangible assets and goodwill		5,427,676	5,538,367	[1]
Total non-current assets		6,082,485	6,033,278
Total Assets		7,520,591	7,333,407
Current liabilities
Bonds and financing		93,779	281,491
Lease liabilities		23,151	26,636
Suppliers		250,647	167,168
Reverse factoring	[2]	155,469	97,619
Income tax and social contribution payable		5,564	16,666
Salaries and social contributions		100,057	62,829
Contractual obligations and deferred income		57,852	46,037
Accounts payable for business combination and acquisition of associates		73,007	20,502
Other liabilities		29,630	20,033
Other liabilities - related parties		54	39,271
Total current liabilities		789,210	778,252
Non-current liabilities
Bonds and financing		749,217	549,735
Lease liabilities		117,412	133,906
Accounts payable for business combination and acquisition of associates		552,270	511,811
Provision for tax, civil and labor losses		651,252	646,850
Contractual obligations and deferred income		0	128
Other liabilities		31,551	47,516
Total non-current liabilities		2,101,702	1,889,946
Shareholder's Equity
Share capital		4,820,815	4,820,815
Capital reserve		80,531	61,488
Treasury shares		(23,880)	(23,880)
Accumulated losses		(247,787)	(193,214)
Total Shareholder's Equity		4,629,679	4,665,209
Total Liabilities and Shareholder's Equity		R$ 7,520,591	R$ 7,333,407

[1]	Considers the review of goodwill and intangibles assets of the acquisition of EMME and Redação Nota Mil, acquired during the year 2021.
[2]	As of December 31, 2022, the balance of reverse factoring was R$ 155,469 (R$ 97,619 as of December 31, 2021), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.27% per month (as of December 31, 2021, the weighted average was 1.05% per month) and a maximum payment term of 360 days. The balance is initially recognized net of the present value adjustment, which is subsequently recognized as a financial expense.